Fair values of financial instruments carried at fair value - Sensitivity of fair values to reasonably possible alternative assumptions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Favourable changes reflected in profit or loss	$ 1,597	$ 1,256
Unfavourable changes reflected in profit or loss	(1,643)	(1,280)
Favourable changes reflected in OCI	61	65
Un-favourable changes reflected in OCI	$ (66)	(55)
Confidence level corresponding to results of technique other than confidence level technique used for determining risk adjustment for non-financial risk	95.00%
Derivatives, trading assets | Derivatives, trading liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Favourable changes reflected in profit or loss	$ 492	264
Unfavourable changes reflected in profit or loss	(531)	(291)
Favourable changes reflected in OCI	0	0
Un-favourable changes reflected in OCI	0	0
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Financial liabilities designated at fair value
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Favourable changes reflected in profit or loss	1,092	981
Unfavourable changes reflected in profit or loss	(1,100)	(978)
Favourable changes reflected in OCI	0	0
Un-favourable changes reflected in OCI	0	0
Financial investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Favourable changes reflected in profit or loss	13	11
Unfavourable changes reflected in profit or loss	(12)	(11)
Favourable changes reflected in OCI	61	65
Un-favourable changes reflected in OCI	$ (66)	$ (55)